Fair Value Measurements	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Fair Value Measurements
Fair Value Measurements

Note 10—Fair Value Measurements

The following tables presents information about the Company’s financial assets and liabilities that are measured at fair value on a recurring basis by level within the fair value hierarchy:

	Fair Value Measured as of September 30, 2022
	Level 1	Level 2	Level 3	Total
Assets:
Investments held in Trust Account - Money Market Funds	$346,615,567	$—	$—	$346,615,567
Liabilities:
Derivative public warrant liabilities	$2,070,000	$—	$—	$2,070,000
Derivative private warrant liabilities	$—	$—	$1,424,000	$1,424,000

	Fair Value Measured as of December 31, 2021
	Level 1	Level 2	Level 3	Total
Assets:
Investments held in Trust Account - Money Market Funds	$345,020,717	$—	$—	$345,020,717
Liabilities:
Derivative public warrant liabilities	$5,175,000	$—	$—	$5,175,000
Derivative private warrant liabilities	$—	$—	$3,619,330	$3,619,330

Transfers to/from Levels 1, 2 and 3 are recognized at the beginning of the reporting period. The estimated fair value of the Public Warrants was transferred from a Level 3 measurement to a Level 1 measurement in March 2021, when the Public Warrants were separately listed and traded in an active market.

Level 1 assets include investments in mutual funds invested in government securities. The Company uses inputs such as actual trade data, benchmark yields, quoted market prices from dealers or brokers, and other similar sources to determine the fair value of its investments.

Prior to being publicly traded, the fair value of the Public Warrants issued in connection with the Initial Public Offering were measured at fair value using a Monte Carlo simulation model, and the Private Placement Warrants have been measured at fair value using a modified Black-Scholes model. As of September 30, 2022 and December 31, 2021, the value of the Public Warrants was measured based on the trading price since being separately listed and traded. For the three months ended September 30, 2022 and 2021, the Company recognized a gain/(loss) of approximately ($2.0 million) and $6.7 million, respectively, resulting from a decrease/(increase) in the fair value of derivative liabilities and is presented as change in fair value of derivative warrant liabilities on the accompanying condensed consolidated statements of operations. For the nine months ended September 30, 2022 and 2021, the Company recognized a gain/(loss) of approximately $5.3 million and $3.9 million, respectively, resulting from a decrease/(increase) in the fair value of derivative liabilities and is presented as change in fair value of derivative warrant liabilities on the accompanying condensed consolidated statements of operations.

The estimated fair value of the Private Placement Warrants, and the Public Warrants prior to being separately listed and traded, is determined using Level 3 inputs. Inherent in a Monte Carlo simulation and a Black-Scholes model are assumptions related to expected stock-price volatility, expected life, risk-free interest rate and dividend yield. The Company estimates the volatility of its common stock based on the historical volatility of an index of companies that matches the expected remaining life of the warrants. The risk-free interest rate is based on the U.S. Treasury zero-coupon yield on the grant date for a maturity similar to the expected remaining life of the warrants. The expected life of the warrants is assumed to be equivalent to their remaining contractual term. The dividend rate is based on the historical rate, which the Company anticipates remaining at zero.

The following table provides quantitative information regarding Level 3 fair value measurements inputs as of September 30, 2022 and December 31, 2021:

	As of September 30, 2022	As of December 31, 2021
Exercise price	$11.50	$11.50
Stock Price	$9.85	$9.74
Option term (in years)	5.09	4.82
Volatility	40%	12%
Risk-free interest rate	4.1%	1.3%

The change in the fair value of the derivative warrant liabilities measured utilizing Level 3 inputs is summarized as follows:

Derivative warrant liabilities at December 31, 2020 - Level 3	$—
Issuance of Derivative Warrants - Level 3	13,161,830
Transfer of Public Warrants to Level 1	(7,762,500)
Change in fair value of derivative warrant liabilities - Level 3	(1,661,330)
Derivative warrant liabilities at March 31, 2021 - Level 3	$3,738,000
Change in fair value of derivative warrant liabilities - Level 3	2,848,000
Derivative warrant liabilities at June 30, 2021 - Level 3	$6,586,000
Change in fair value of derivative warrant liabilities - Level 3	(2,788,670)
Derivative warrant liabilities at September 30, 2021 - Level 3	$3,797,330

Derivative warrant liabilities at December 31, 2021 - Level 3	$3,619,330
Change in fair value of derivative warrant liabilities - Level 3	(1,542,660)
Derivative warrant liabilities at March 31, 2022 - Level 3	2,076,670
Change in fair value of derivative warrant liabilities - Level 3	(1,483,340)
Derivative warrant liabilities at June 30, 2022 - Level 3	593,330
Change in fair value of derivative warrant liabilities - Level 3	830,670
Derivative warrant liabilities at September 30, 2022 - Level 3	$1,424,000

Note 10 — Fair Value Measurements

The following tables presents information about the Company’s financial assets and liabilities that are measured at fair value on a recurring basis by level within the fair value hierarchy:

	Fair Value Measured as of December 31, 2021
	Level 1	Level 2	Level 3	Total
Assets
Investments held in Trust Account - Money Market Funds	$345,020,717	$—	$—	$345,020,717
Liabilities:
Derivative public warrant liabilities	$5,175,000	$—	$—	$5,175,000
Derivative private warrant liabilities	$—	$—	$3,619,330	$3,619,330

As of December 31, 2020, there were no assets or liabilities that were measured at fair value on a recurring basis.

Transfers to/from Levels 1, 2 and 3 are recognized at the beginning of the reporting period. The Public Warrants were transferred from Level 3 to Level 1 in March 2021 since being separately listed and traded.

Level 1 assets include investments in mutual funds invested in government securities. The Company uses inputs such as actual trade data, benchmark yields, quoted market prices from dealers or brokers, and other similar sources to determine the fair value of its investments.

Prior to being publicly traded, the fair value of the Public Warrants issued in connection with the Initial Public Offering were measured at fair value using a Monte Carlo simulation model, and the Private Placement Warrants have been measured at fair value using a modified Black-Scholes model. As of December 31, 2021, the value of the Public Warrants was measured based on the trading price since being separately listed and traded. For the year ended December 31, 2021, the Company recognized a gain of approximately $4.4 million resulting from a decrease in the fair value of liabilities, presented as change in fair value of derivative warrant liabilities on the accompanying statements of operations.

The estimated fair value of the Private Placement Warrants, and the Public Warrants prior to being separately listed and traded, is determined using Level 3 inputs. Inherent in a Monte Carlo simulation and a Black-Scholes model are assumptions related to expected stock-price volatility, expected life, risk-free interest rate and dividend yield. The Company estimates the volatility of its common stock based on the historical volatility of an index of companies that matches the expected remaining life of the warrants. The risk-free interest rate is based on the U.S. Treasury zero-coupon yield on the grant date for a maturity similar to the expected remaining life of the warrants. The expected life of the warrants is assumed to be equivalent to their remaining contractual term. The dividend rate is based on the historical rate, which the Company anticipates remaining at zero.

The following table provides quantitative information regarding Level 3 fair value measurements inputs at their measurement dates:

	As of January 28, 2021	As of December 31, 2021
Exercise price	$11.50	$11.50
Stock Price	$9.79	$9.74
Option term (in years)	5.00	4.82
Volatility	19%	12%
Risk-free interest rate	0.7%	1.3%

The change in the fair value of the derivative warrant liabilities measured utilizing Level 1 and Level 3 inputs for the year ended December 31, 2021, is summarized as follows:

Derivative warrant liabilities at January 1, 2021 - Level 3	$—
Issuance of Derivative Warrants - Level 3	13,161,830
Transfer of Public Warrants to Level 1	(7,762,500)
Change in fair value of derivative warrant liabilities - Level 3	(1,780,000)
Derivative warrant liabilities at December 31, 2021 - Level 3	$3,619,330